                        AIM LARGE CAP OPPORTUNITIES FUND
                         AIM MID CAP OPPORTUNITIES FUND
                        AIM SMALL CAP OPPORTUNITIES FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

                       Supplement dated December 14, 2000
       to the Statement of Additional Information dated November 28, 2000


The following paragraph replaces in its entirety the second full paragraph appearing under the heading "HEDGING AND OTHER INVESTMENT TECHNIQUES" on page 17 of the Statement of Additional Information:

                  "Options. The Funds may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property."

The following paragraphs are added after the sixth full paragraph appearing under the heading "HEDGING AND OTHER INVESTMENT TECHNIQUES" on page 18 of the Statement of Additional Information:

         "Each Fund can cover a written put option by:

         o Selling short the underlying security, index, interest rate, foreign currency or futures contract at the same or greater price than the exercise price of the put option;
         o Purchasing a put option on the same security or index or interest rate, foreign currency or futures contract with the same or greater exercise price;
         o Purchasing a put option on the same security or index or interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or
         o Segregating cash or liquid securities (not limited to the underlying security), marked to market daily, equal to at least the exercise price of the optioned securities, interest rate, foreign currency or futures contract.

         Each Fund can cover a written call option by:

         o Purchasing the underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
         o Purchasing a call option on the same security or index or interest rate, foreign currency or futures contract with the same or lesser exercise price;
         o Purchasing a call option on the same security or index or interest rate, foreign currency or futures contract with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
         o Segregating cash or liquid securities (not limited to the underlying security) equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract, all marked to market daily; or
         o In the case of an index, purchasing a portfolio of securities substantially replicating the movement of the index."

The following paragraph replaces in its entirety the seventh full paragraph appearing under the heading "HEDGING AND OTHER INVESTMENT TECHNIQUES" on page 18 of the Statement of Additional Information:

                  "The Funds will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Funds' total assets."

The following information is added to the table appearing under the heading "MANAGEMENT - Trustee and Officers" on page 22 of the Statement of Additional
Information:


------------------------------------------ ---------------- --------------------------------------------------------------
                                           POSITIONS HELD
         "NAME, ADDRESS AND AGE            WITH REGISTRANT              PRINCIPAL OCCUPATION DURING AT LEAST
                                                                                  THE PAST 5 YEARS
------------------------------------------ ---------------- --------------------------------------------------------------

ALBERT R.  DOWDEN  (59)                    Trustee          Chairman of the Board of Directors, The Cortland Trust
1815 Central Park Drive                                     (investment company) and DHJ Media, Inc.; and Director,
P.O. Box 774000-PMB #222                                    Magellan Insurance Company.  Formerly, Director, President
Steamboat Springs, CO  80477                                and Chief Executive Officer, Volvo Group North America,
                                                            Inc.; Senior Vice President, AB Volvo; and Director, The
                                                            Hertz Corporation, Genmar Corporation (boat manufacturer),
                                                            National Media Corporation and Annuity and Life Re
                                                            (Holdings), Ltd."
------------------------------------------ ---------------- --------------------------------------------------------------


                                       2